Other Reserves - Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell Plc Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Total, net of tax	$ 5,367	$ (2,180)	$ (7,807)
Share of other comprehensive income/(loss) of joint ventures and associates	170	(28)	(40)
Other comprehensive income/(loss) for the period	5,971	(5,997)	(2,856)
Less: non-controlling interest	(578)	(154)	(155)
Attributable to Royal Dutch Shell plc shareholders	18,828	(1,374)	(811)
Currency Translation Differences [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(13,831)	(12,940)	(5,931)
Recognised in other comprehensive income	4,513	(1,023)	(7,170)
Reclassified to income	610	(277)	47
Tax on amounts recognised/reclassified	33	(21)	2
Total, net of tax	5,156	(1,321)	(7,121)
Share of other comprehensive income/(loss) of joint ventures and associates	53	(154)	2
Other comprehensive income/(loss) for the period	5,209	(1,475)	(7,119)
Less: non-controlling interest	(113)	50	110
Attributable to Royal Dutch Shell plc shareholders	5,096	(1,425)	(7,009)
Ending balance	(8,735)	(13,831)	(12,940)
Reclassification in respect of shares held in trust		534
Unrealised Gains/ (Losses) on Securities [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,321	1,409	2,112
Recognised in other comprehensive income	796	(204)	(650)
Reclassified to income	(211)	1	(61)
Tax on amounts recognised/reclassified	8	(11)	4
Total, net of tax	593	(214)	(707)
Share of other comprehensive income/(loss) of joint ventures and associates	55	126	4
Other comprehensive income/(loss) for the period	648	(88)	(703)
Attributable to Royal Dutch Shell plc shareholders	648	(88)	(703)
Ending balance	1,969	1,321	1,409
Cash Flow Hedging Gains/ (Losses) [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(144)	473	458
Recognised in other comprehensive income	(467)	(727)	698
Reclassified to income	(87)	(939)	(610)
Reclassified to the balance sheet	(18)	1,044
Tax on amounts recognised/reclassified	20	5	(27)
Total, net of tax	(552)	(617)	61
Share of other comprehensive income/(loss) of joint ventures and associates	63		(46)
Other comprehensive income/(loss) for the period	(489)	(617)	15
Attributable to Royal Dutch Shell plc shareholders	(489)	(617)	15
Ending balance	(633)	(144)	473
Retirement Benefits Remeasurements Member
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(15,241)	(11,422)	(16,369)
Recognised in other comprehensive income	1,467	(4,816)	6,338
Tax on amounts recognised/reclassified	(863)	999	(1,387)
Total, net of tax	604	(3,817)	4,951
Share of other comprehensive income/(loss) of joint ventures and associates	(1)
Other comprehensive income/(loss) for the period	603	(3,817)	4,951
Less: non-controlling interest	(7)	(2)	(4)
Attributable to Royal Dutch Shell plc shareholders	596	(3,819)	4,947
Ending balance	(14,645)	(15,241)	(11,422)
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(27,895)	(22,480)	(19,730)
Recognised in other comprehensive income	6,309	(6,770)	(784)
Reclassified to income	312	(1,215)	(624)
Reclassified to the balance sheet	(18)	1,044
Tax on amounts recognised/reclassified	(802)	972	(1,408)
Total, net of tax	5,801	(5,969)	(2,816)
Share of other comprehensive income/(loss) of joint ventures and associates	170	(28)	(40)
Other comprehensive income/(loss) for the period	5,971	(5,997)	(2,856)
Less: non-controlling interest	(120)	48	106
Attributable to Royal Dutch Shell plc shareholders	5,851	(5,949)	(2,750)
Ending balance	$ (22,044)	(27,895)	$ (22,480)
Reclassification in respect of shares held in trust		$ 534